Income Taxes - Reconciliation of Tax of Income Before Income Taxes and Total Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at U.S. statutory rate	$ (4,259)	$ (2,391)	$ 331
State income tax, less federal benefit	(7)	(28)	12
Taxes related to foreign operations	(662)	(147)	89
Tax credits	(6)		6
Tax on distributed foreign earnings	726	311	225
Foreign tax credit carryforwards	(2,090)
Deferred tax on undistributed foreign earnings	1,903	560
Tax impact of goodwill adjustments	82	161	221
Change in U.K. tax rate	(414)
Net change in tax contingencies	20	(3)	(10)
Valuation allowances	3,746	1,021	125
All other, net	(49)	(2)	(58)
Total	$ (1,010)	$ (518)	$ 941